Other operating expenses	12 Months Ended
Dec. 31, 2025
Other operating expenses [Abstract]
Other operating expenses	26 Other operating expenses

Other operating expenses
in EUR million	2025	2024 [1]	2023 [1]
Promotional and clients acquisition costs	443	441	369
IT related expenses (excluding outsourcing and subcontracting)	768	694	653
Outsourcing and subcontracting	697	664	579
Facilities	271	277	289
Market data services	153	136	120
Advisory fees	298	321	299
Audit and supervisory fees	142	142	123
Indirect taxes	208	235	107
Regulatory costs	866	882	1,042
Depreciation and impairment of property and equipment 9	451	475	493
Amortisation and impairment of intangible assets 10	230	228	218
Additions and releases of provisions 15	322	219	243
Other	134	223	303
	4,984	4,937	4,839
1ING changed the presentation of Other operating expenses as of 2025. The comparative figures for 2024 and 2023 have been updated accordingly. The reclassifications do not affect the total amount of Other operating expenses.
Reference is made to Note 9 'Property and equipment' for (reversals of) impairments of property and equipment and Note 10 'Intangible assets' for (reversals of) impairments of intangible assets.
For more information on addition to (unused amounts reversed of) provision for reorganisations refer to Note 15
'Provisions' and for more information on addition to (unused amounts reversed of) other provisions refer to Note
15 'Provisions' and Note 42 'Legal proceedings'.
Regulatory costs
Regulatory costs represent contributions to the Deposit Guarantee Schemes (DGS), the Single Resolution Fund
(SRF), local bank taxes and local resolution funds. Included in Regulatory costs for 2025, are contributions to DGS of
EUR 167 million (2024: EUR 230 million; 2023: EUR 320 million) mainly related to Belgium, Poland, Germany and the Netherlands and contributions to the SRF and local resolution funds of EUR 41 million (2024: EUR 35 million;
2023: EUR 251 million). In 2025 local bank taxes increased by EUR 41 million from EUR 617 million in 2024 to EUR
657 million (2023: EUR 472 million).